Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 03, 2023
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 03, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated July 3, 2023 to the Prospectus dated April 28, 2023 for the following series of the Trust

(the “Fund”)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (II)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Prospectus.

The Fund’s initial Outcome Period will commence on July 10, 2023. As of July 3, 2023, the estimated range of the Fund’s Par Up Rate for the initial Outcome Period are available on the Fund’s website at https://millimanfunds.com/trending-rates, and will be updated on a daily basis. Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), will not calculate the definitive rate applicable to the Fund’s Outcome Period until the commencement of the Fund’s Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the Outcome Period, and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the estimated ranges posted on the Fund’s website on any given day.